First Trust S&P 500 Economic Moat ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
First Trust S&P 500 Economic Moat ETF | First Trust S&P 500 Economic Moat ETF
Prospectus [Line Items]
Annual Return [Percent]	14.13%